UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31, 2004

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry78
Form 13F Information Table Value$152,256




Value
Investment

Security
Clas
s
Cusip
X
$1000
Discretion
Sole
Ace Ltd Ord
COM

4430
103852SOLE
103852
American Express
COM
025816109
662
12777SOLE
12777
American Intl Group Inc.
COM
026874107
6626
92867SOLE
92867
Ameritrade Hldg Corp.
COM
03074k100
5887
382250SOLE
382250
Amgen
COM
031162100
3356
57716SOLE
57716
Applied Materials
COM
038222105
3337
156450SOLE
156450
Atmel Corp
COM
049513104
839
129000SOLE
129000
Bankamerica Corp. New
COM
060505104
418
5164.11SOLE
5164.11
Belo Corp. Class A
COM
080555105
1439
51850SOLE
51850
Best Buy
COM
086516101
2557
49430SOLE
49430
Capital One Financial
COM
14040H105
1615
21410SOLE
21410
Caremark RX Inc
COM
141705103
254
7650SOLE
7650
CEF Select Sector Spdr Fund
COM
81369y100
2077
79500SOLE
79500
ChevronTexaco Corp
COM
166764100
480
5473.16SOLE
5473.16
Chicago Mercantile
COM
167760107
1528
15800SOLE
15800
Chico's FAS Inc.
COM
168615102
278
6000SOLE
6000
Cisco Systems
COM
17275R102
4836
205171SOLE
205171
CIT Group Inc. A
COM
125581108
2064
54250SOLE
54250
Citigroup
COM
172967101
5931
114716.89SOL
E
114716.8
9
Clear Channel Commun Com
COM
184502102
1724
40700SOLE
40700
CNH Global N.V. New
COM
n20935206
636
33950SOLE
33950
Computer Sciences Corp
COM
205363104
1057
26200SOLE
26200
Cypress Semiconductor
COM
232806109
1115
54450SOLE
54450
Del Monte Foods Co.
COM
24522p103
560
49750SOLE
49750
Dicks Sporting Goods Inc.
COM
253393102
4847
83375SOLE
83375
DPS Biotech Holders Trust
COM
09067D201
3084
21700SOLE
21700
EBAY Inc
COM
278642103
1143
16500SOLE
16500
Echostar Comm Corp Cl A
COM
278762109
770
23500SOLE
23500
Exxon Mobil Corporation
COM
30231G102
489
11753.4SOLE
11753.4
Fisher Scientific
COM
338032204
749
13600SOLE
13600
Flextronics Int'l
COM

1653
96700SOLE
96700
General Electric
COM
369604103
4175
136801.76SOL
E
136801.7
6
Genesee Wyoming
COM
371559105
1054
42675SOLE
42675
Golden West Financial Corp.
COM
381317106
299
2670SOLE
2670
Goldman Sachs Group Inc.
COM
38141G104
610
5850SOLE
5850
Grey Global Group Inc.
COM
39787m108
596
865SOLE
865
GTech Holdings Corp
COM
400518106
3937
66575SOLE
66575
Harman Int'l Industries Inc.
COM
413086109
2225
27950SOLE
27950
Harrah's Entertainment
COM
413619107
2311
42100SOLE
42100
Honeywell International Inc.
COM
438516106
515
15200SOLE
15200
IBM
COM
459200101
760
8279.49SOLE
8279.49
Intel Corp
COM
458140100
6831
251146.75SOL
E
251146.7
5
Johnson & Johnson
COM
478160104
669
13189.44SOLE
13189.44
JP Morgan Chase & Co.
COM
46625H100
816
19450SOLE
19450
Lowes Companies
COM
548661107
692
12320SOLE
12320
Martek Bio
COM
572901106
1589
27900SOLE
27900
Marvel Technology Group
COM
g5876h105
1562
34750SOLE
34750
Mcgraw Hill Co.
COM
580645109
718
9434.33SOLE
9434.33
Michaels Stores Inc.
COM
594087108
2915
59950SOLE
59950
Microsoft
COM
594918104
2921
117155.42SOL
E
117155.4
2
Mohawk Industries
COM
608190104
1548
18800SOLE
18800
National Semiconductors
COM
637640103
2011
45262SOLE
45262
Nextel Comm Inc-Cl A
COM
65332V103
943
38250SOLE
38250
Nortel Networks Corp
COM
656568102
630
106050SOLE
106050
Office Depot
COM
676220106
642
34100SOLE
34100
Omnicare Inc.
COM
681904108
3279
73975SOLE
73975
Petsmart Inc.
COM
716768106
3533
130600SOLE
130600
Pfizer Inc.
COM
717081103
3151
89907.89SOLE
89907.89
Providian Corp
COM
74406A102
1905
145400SOLE
145400
Royal Dutch
ADR
780257804
554
11649SOLE
11649
Staples Inc.
COM
855030102
3705
146324SOLE
146324
Steiner Leisure Ltd.
COM
p8744y102
894
55200SOLE
55200
Teva Pharmaceutical Inds
COM
881624209
1829
28870SOLE
28870
Time-Warner
COM
887315109
2913
172750SOLE
172750
Total Fina SA Spon ADR
COM
89151E109
281
3050SOLE
3050
Tuesday Morning
COM
899035505
334
9700SOLE
9700
Tyco International
COM
902124106
1694
59144SOLE
59144
United Technologies
COM
913017109
5620
65119.33SOLE
65119.33
Univision Comm. Cl A
COM
914906102
3333
100955SOLE
100955
Utd Surg. Ptnrs Intl
COM
913016309
347
10240SOLE
10240
Utstarcom, Inc.
COM
918076100
1088
37850SOLE
37850
Vistacare Inc. Cl A
COM
92839y109
268
9900SOLE
9900
Williams Sonoma Inc Com
COM
969904101
3208
93800SOLE
93800
WYETH
COM
983024100
1902
50653SOLE
50653
Xilinx Inc.
COM
983919101
1111
29423SOLE
29423
Yellow Roadway Corp.
COM
985509108
1882
55850SOLE
55850
Zale Corp.
COM
988858106
985
16000SOLE
16000
Zimmer Holdings Inc.
COM
989565P10
2
1030
13961SOLE
13961